SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Property Plant And Equipment Useful Life
Property and equipment are stated at cost, net of accumulated depreciation using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	20 - 33
Office furniture and equipment	6 - 33
Buildings	2.5

Schedule Of Amortization Rate Of Other Intangible Assets	The weighted average annual rates for other intangible assets are as follows:
%

Technology	13 - 26
Customer relationships	9 - 23
Patent	10

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value
The fair value of each option granted in 2015, 2016 and 2017 using the Binomial model, was estimated on the date of grant with the following assumptions:

	Year ended December 31,
	2015	2016	2017

Contractual life	6 years	6 years	6 years
Expected exercise factor	1.5-2.5	2-2.8	2-2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	43.0%-44.1%	34.9%-42.4%	28.9%-34.2%
Risk-free interest rate	1.6%-1.8%	1.3%-1.7%	1.8%-2.1%

Schedule of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss), in the amount of $(11,167) and $528 at December 31, 2016 and 2017, respectively, were as follows:

	December 31,
	2016	2017

Foreign currency translation differences	$(11,021)	$528
Unrealized gains (losses) on available-for-sale marketable securities, net of tax	(146)	-

	$(11,167)	$528